Summary of Estimated Fair Values of Assets Acquired and Liabilities Assumed (Detail) In Thousands, unless otherwise specified	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Feb. 28, 2013 Tianwang and Yilong USD ($)	Feb. 28, 2013 Tianwang and Yilong CNY	Feb. 28, 2013 Tianwang and Yilong Software USD ($)	Feb. 28, 2013 Tianwang and Yilong Software CNY	Feb. 28, 2013 Tianwang and Yilong Customer Relationships USD ($)	Feb. 28, 2013 Tianwang and Yilong Customer Relationships CNY	Feb. 28, 2013 Tianwang and Yilong Supplier Relationships USD ($)	Feb. 28, 2013 Tianwang and Yilong Supplier Relationships CNY	Feb. 28, 2013 Tianwang and Yilong Contract Backlog USD ($)	Feb. 28, 2013 Tianwang and Yilong Contract Backlog CNY	Feb. 28, 2013 Tianwang and Yilong Licenses USD ($)	Feb. 28, 2013 Tianwang and Yilong Licenses CNY	Feb. 28, 2013 Tianwang and Yilong Non-complete agreement USD ($)	Feb. 28, 2013 Tianwang and Yilong Non-complete agreement CNY	Apr. 30, 2013 iJoy Holding Limited ("iJoy BVI") USD ($)	Apr. 30, 2013 iJoy Holding Limited ("iJoy BVI") CNY	Apr. 30, 2013 iJoy Holding Limited ("iJoy BVI") Customer Relationships USD ($)	Apr. 30, 2013 iJoy Holding Limited ("iJoy BVI") Customer Relationships CNY	Apr. 30, 2013 iJoy Holding Limited ("iJoy BVI") Platform Software USD ($)	Apr. 30, 2013 iJoy Holding Limited ("iJoy BVI") Platform Software CNY	Apr. 30, 2013 iJoy Holding Limited ("iJoy BVI") Favorable Contract USD ($)	Apr. 30, 2013 iJoy Holding Limited ("iJoy BVI") Favorable Contract CNY
Business Acquisition [Line Items]
Current assets				$ 2,759	16,705													$ 342	2,069
Property and equipment, net				124	751													118	713
Business combination, intangible assets						6	39	4,059	24,570	2,470	14,950	714	4,320	357	2,160	248	1,500			528	3,200	1,693	10,250	1,074	6,500
Deferred tax assets				1	5													63	382
Total assets acquired				10,738	65,000													3,818	23,114
Accounts payable				2,549	15,430													322	1,947
Current liabilities				156	945													30	184
Deferred tax liabilities, non-current				1,962	11,875													198	1,199
Total liabilities assumed				4,667	28,250													550	3,330
Net assets acquired				6,071	36,750													3,268	19,784
Purchase consideration				12,123	73,389													16,016	96,957
Goodwill	$ 67,810	410,500	296,688	$ 6,052	36,639													$ 12,748	77,173